Income Taxes - Schedule of Income Tax Expenses (Benefits) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Expenses (Benefits) [Abstract]
Current income tax expenses	$ 558,608	$ 163,006	$ 2,612,893
Deferred income tax expenses/(benefit)	1,512,221	77,225	(2,310,995)
Total income tax expenses	$ 2,070,829	$ 240,231	$ 301,898